Intangible assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of intangible asset

Software
development
S$
Cost

At January 1, 2024, December 31, 2024 and June 30, 2025	1,158,548

Accumulated amortization

At January 1, 2024	302,598
Amortization	231,710
At December 31, 2024	534,308
Amortization	115,854
At June 30, 2025	650,162

Carrying amount

At June 30, 2025 (Unaudited)	508,386

At December 31, 2024 (Audited)	624,240

Software
development
S$
Cost

At January 1, 2023	911,461
Additions - internal development	247,087
At December 31, 2023 and 2024	1,158,548

Accumulated amortization

At January 1, 2023	85,474
Amortization	217,124
At December 31, 2023	302,598
Amortization	231,710
At December 31, 2024	534,308

Carrying amount

At December 31, 2024	624,240

At December 31, 2023	855,950